Legal, competition and regulatory matters	6 Months Ended
Jun. 30, 2019
Disclosure of legal, competition and regulatory matters [abstract]
Legal, competition and regulatory matters

19. Legal, competition and regulatory matters

Members of the Barclays Group face legal, competition and regulatory challenges, many of which are beyond our control. The extent of the impact on Barclays of these matters cannot always be predicted but may materially impact our operations, financial results, condition and prospects. Matters arising from a set of similar circumstances can give rise to either a contingent liability or a provision, or both, depending on the relevant facts and circumstances. The recognition of provisions in relation to such matters involves critical accounting estimates and judgments in accordance with the relevant accounting policies as described in Note 13, Provisions. We have not disclosed an estimate of the potential financial effect on Barclays of contingent liabilities where it is not currently practicable to do so.

Matters are ordered under headings corresponding to the financial statements in which they are disclosed.

Barclays PLC and Barclays Bank PLC

Investigations into certain advisory services agreements and other matters and civil action

The UK Serious Fraud Office (SFO), the Financial Conduct Authority (FCA), the US Department of Justice (DoJ) and the US Securities and Exchange Commission (SEC) have been conducting investigations into two advisory services agreements entered into by Barclays Bank PLC. These agreements were entered into with Qatar Holding LLC in June and October 2008 (the Agreements). The FCA commenced an investigation into whether the Agreements may have related to Barclays PLC’s capital raisings in June and November 2008 (the Capital Raisings). The existence of the June 2008 advisory services agreement was disclosed, but the entry into the advisory services agreement in October 2008 and the fees payable under the Agreements, which amounted to a total of £322m payable over a period of five years, were not disclosed in the announcements or public documents relating to the Capital Raisings. The SFO also commenced an investigation into the Agreements and into a $3bn loan (the Loan) provided by Barclays Bank PLC in November 2008 to the State of Qatar. In May 2018, the Crown Court dismissed all charges against Barclays PLC and Barclays Bank PLC brought by the SFO, and in October 2018, the High Court denied the SFO’s application to reinstate the charges, which were consequently dismissed.

FCA Proceedings and other investigations

In 2013, the FCA issued warning notices (the Notices) finding that, while Barclays PLC and Barclays Bank PLC believed at the time of the execution of the Agreements that there should be at least some unspecified and undetermined value to be derived from them, the primary purpose of the Agreements was not to obtain advisory services but to make additional payments, which would not be disclosed, for the Qatari participation in the Capital Raisings. The Notices concluded that Barclays PLC and Barclays Bank PLC were in breach of certain disclosure-related listing rules and Barclays PLC was also in breach of Listing Principle 3 (the requirement to act with integrity towards holders and potential holders of the Company’s shares). In this regard, the FCA considers that Barclays PLC and Barclays Bank PLC acted recklessly. The financial penalty provided in the Notices against Barclays is £50m. Barclays PLC and Barclays Bank PLC continue to contest the findings. The FCA action has been stayed due to the SFO proceedings pending against certain former Barclays executives.

In addition, the DoJ and the SEC have been conducting investigations relating to the Agreements.

Civil Action

In 2016, PCP Capital Partners LLP and PCP International Finance Limited (PCP) served a claim on Barclays Bank PLC seeking damages for fraudulent misrepresentation and deceit, arising from alleged statements made by Barclays Bank PLC to PCP in relation to the terms on which securities were to be issued to potential investors, allegedly including PCP, in the November 2008 capital raising. PCP seeks damages of approximately £1.6bn (plus interest from November 2017) and costs. Barclays Bank PLC is defending the claim and trial is scheduled to commence in June 2020.

Claimed amounts/Financial impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period. The financial penalty provided in the FCA’s Notices and the amount of PCP’s claim do not necessarily reflect Barclays’ potential financial exposure in respect of these matters.

Investigations into certain business relationships

In 2012, the DoJ and SEC commenced investigations in relation to whether certain relationships with third parties who assist Barclays PLC to win or retain business are compliant with the US Foreign Corrupt Practices Act. Various regulators in other jurisdictions are also being briefed on the investigations. Separately Barclays has been cooperating with the DoJ and SEC in relation to an investigation into certain of its hiring practices in Asia and elsewhere and is keeping certain regulators in other jurisdictions informed. Barclays is in advanced discussions to resolve this matter.

Claimed amounts/Financial impact

Barclays does not expect the financial impact of the matters described above to be material to the Group’s operating results, cash flows or financial position.

Investigations into LIBOR and other benchmarks

Regulators and law enforcement agencies, including certain competition authorities, from a number of governments have been conducting investigations relating to Barclays Bank PLC’s involvement in manipulating certain financial benchmarks, such as LIBOR and EURIBOR. Barclays PLC, Barclays Bank PLC and Barclays Capital Inc. (BCI) have reached settlements with a number of regulators and law enforcement agencies. Barclays Bank PLC continues to respond to requests for information from the SFO in relation to its ongoing LIBOR investigation, including in respect of Barclays Bank PLC.

Claimed amounts/Financial impact

Aside from the settlements described above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.

LIBOR and other benchmark civil actions

Various individuals and corporates in a range of jurisdictions have threatened or brought civil actions against Barclays and other banks in relation to LIBOR and/or other benchmarks. While certain cases have been dismissed, settled or settled subject to final approval from the relevant court (and in the case of class actions, the right of class members to opt out of the settlement and to seek to file their own claims), other actions remain pending and their ultimate impact is unclear.

USD LIBOR Cases in the Multidistrict Litigation Court

The majority of the USD LIBOR cases, which have been filed in various US jurisdictions, have been consolidated for pre-trial purposes before a single judge in the US District Court in the Southern District of New York (SDNY).

The complaints are substantially similar and allege, amongst other things, that Barclays PLC, Barclays Bank PLC, BCI and other financial institutions individually and collectively violated provisions of the US Sherman Antitrust Act (Antitrust Act), the US Commodity Exchange Act (CEA), the US Racketeer Influenced and Corrupt Organizations Act (RICO), the Securities Exchange Act of 1934 and various state laws by manipulating USD LIBOR rates.

Certain of the proposed class actions have been settled. Barclays has settled claims purportedly brought on behalf of plaintiffs that (i) engaged in USD LIBOR-linked over-the-counter transactions (OTC Class); (ii) purchased USD LIBOR-linked financial instruments on an exchange; (iii) purchased USD LIBOR-linked debt securities; or (iv) issued loans linked to USD LIBOR (Lender Class) and paid $120m, $20m, $7.1m and $4m respectively. The settlements with the OTC Class and the Lender Class have received final court approval. The other settlements remain subject to final court approval and/or the right of class members to opt out of the settlement and to seek to file their own claims.

The remaining putative class actions and individual actions seek unspecified damages with the exception of five lawsuits, in which the plaintiffs are seeking a combined total in excess of $1.25bn in actual damages against all defendants, including Barclays Bank PLC, plus punitive damages. Some of the lawsuits also seek trebling of damages under the Antitrust Act and RICO.

Additional USD LIBOR Cases in the SDNY

In 2015, an individual action against Barclays Bank PLC and other panel bank defendants was dismissed by the SDNY. The plaintiff alleged that the panel bank defendants conspired to increase USD LIBOR, which caused the value of bonds pledged as collateral for a loan to decrease, ultimately resulting in the sale of the bonds at a low point in the market. In March 2018, the court denied the plaintiff’s motion for leave to amend its complaint and dismissed the case. The plaintiff’s appeal of the court’s order has been dismissed.

Beginning in January 2019, several putative class actions were filed in the SDNY against Barclays PLC, Barclays Bank PLC, BCI, other financial institution defendants and Intercontinental Exchange Inc. and certain of its affiliates (ICE), asserting antitrust and unjust enrichment claims on allegations that, beginning in 2014, defendants manipulated USD LIBOR through defendants’ submissions to ICE, which took over rate-setting duties for LIBOR from the British Bankers' Association in 2014. These actions have been consolidated.

Sterling LIBOR Case in SDNY

In 2015, a putative class action was filed in the SDNY against Barclays Bank PLC and other Sterling LIBOR panel banks by a plaintiff involved in exchange-traded and over-the-counter derivatives that were linked to Sterling LIBOR. The complaint alleges, among other things, that the defendants manipulated the Sterling LIBOR rate between 2005 and 2010 and, in so doing, committed CEA, Antitrust Act, and RICO violations. In 2016, this class action was consolidated with an additional putative class action making similar allegations against Barclays Bank PLC and BCI and other Sterling LIBOR panel banks. The defendants’ motion to dismiss was granted in December 2018. The plaintiff has asked the court to reconsider this decision.

Japanese Yen LIBOR Cases in SDNY

In 2012, a putative class action was filed in the SDNY against Barclays Bank PLC and other Japanese Yen LIBOR panel banks by a plaintiff involved in exchange-traded derivatives. The complaint also names members of the Japanese Bankers Association’s Euroyen Tokyo Interbank Offered Rate (Euroyen TIBOR) panel, of which Barclays Bank PLC is not a member. The complaint alleges, amongst other things, manipulation of the Euroyen TIBOR and Yen LIBOR rates and breaches of the CEA and Antitrust Act between 2006 and 2010. In 2014, the court dismissed the plaintiff’s antitrust claims in full, but the plaintiff’s CEA claims remain pending. Discovery is ongoing.

In 2017, a second putative class action concerning Yen LIBOR which was filed in the SDNY against Barclays PLC, Barclays Bank PLC and BCI was dismissed in full. The complaint makes similar allegations to the 2012 class action. The plaintiffs have appealed the dismissal.

SIBOR/SOR Case in the SDNY

In 2016, a putative class action was filed in the SDNY against Barclays PLC, Barclays Bank PLC, BCI and other defendants, alleging manipulation of the Singapore Interbank Offered Rate (SIBOR) and Singapore Swap Offer Rate (SOR). The plaintiffs amended their complaint in 2017 following dismissal by the court of the claims against Barclays for failure to state a claim. In October 2018, the court dismissed all claims against Barclays PLC, Barclays Bank PLC and BCI, a decision that the plaintiffs are challenging.

Non-US Benchmarks Cases

In addition to the US actions described above, legal proceedings have been brought or threatened against Barclays in connection with alleged manipulation of LIBOR and EURIBOR and other benchmarks in the UK, including the matter referred to below in ‘Local authority civil actions concerning LIBOR’ that is also related to Barclays Bank UK PLC, as well as in a number of other jurisdictions in Europe, Israel and Argentina. Additional proceedings in other jurisdictions may be brought in the future.

Claimed amounts/Financial impact

Aside from the settlements described above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.

Foreign Exchange Investigations

Various regulatory and enforcement authorities across multiple jurisdictions have been investigating a range of issues associated with Foreign Exchange sales and trading, including electronic trading.

In 2015 Barclays reached settlements with the CFTC, the DoJ, the NYDFS, the Board of Governors of the Federal Reserve System (Federal Reserve) and the FCA (together, the 2015 Resolving Authorities) in relation to investigations into certain sales and trading practices in the Foreign Exchange market. In connection with these settlements, Barclays paid total penalties of approximately $2.38bn and agreed to undertake certain remedial actions. Under the plea agreement with the DoJ, which was approved by the US District Court for the District of Connecticut in January 2017, Barclays PLC agreed to a term of probation of three years. Barclays also continues to provide relevant information to certain of the 2015 Resolving Authorities.

The European Commission is one of a number of authorities still conducting an investigation into certain trading practices in Foreign Exchange markets. In May 2019, the European Commission announced two settlements and Barclays has paid total penalties of approximately €210m. In June 2019, the Swiss Competition Commission announced two settlements, which require Barclays to pay total penalties of approximately CHF 27m.

Claimed amounts/Financial impact

Aside from the settlements described above, Barclays does not expect the financial impact of the matters described above to be material to the Group’s operating results, cash flows or financial position.

Civil actions in respect of Foreign Exchange

Following settlement of certain investigations referred to above in ‘Foreign Exchange Investigations’ a number of individuals and corporates in a range of jurisdictions have threatened or brought civil actions against Barclays and other banks in relation to Foreign Exchange or may do so in the future. Certain of these cases have been dismissed, settled or settled subject to final approval from the relevant court (and in the case of class actions, the right of class members to opt out of the settlement and to seek to file their own claims).

FX Opt Out Action

In 2014, a number of civil actions filed in the SDNY alleging manipulation of Foreign Exchange markets were combined into a single consolidated action (Consolidated FX Action). In 2015, Barclays Bank PLC and BCI settled the Consolidated FX Action and paid $384m. The settlement received final court approval in August 2018. In November 2018, a group of sixteen plaintiffs (and several of their affiliates) who opted out of the Consolidated FX Action settlement filed a complaint in the SDNY against the Consolidated FX Action defendants, including Barclays Bank PLC and BCI.

Retail Basis Action

A putative action was filed in the Northern District of California (and subsequently transferred to the SDNY) against several international banks, including Barclays PLC and BCI, on behalf of a putative class of individuals that exchanged currencies on a retail basis at bank branches (Retail Basis Claims). The Court has ruled that the Retail Basis Claims are not covered by the settlement agreement in the Consolidated FX Action. The Court subsequently dismissed all Retail Basis Claims against Barclays and all other defendants. The plaintiffs amended their complaint and sought to expand the action to include credit card, debit card and wire transactions, which expansion the Court denied.

State Law FX Action

In 2016, a putative class action was filed in the SDNY under federal, New York and California law on behalf of proposed classes of stockholders of Exchange Traded Funds and others who supposedly were indirect investors in FX Instruments. The plaintiffs’ counsel subsequently amended the complaint to bring claims on behalf of a proposed class of investors under federal and various state laws who traded FX Instruments through FX dealers or brokers not alleged to have manipulated Foreign Exchange Rates. A different group of plaintiffs subsequently filed another action and asserted substantively similar claims. These two actions were consolidated and a consolidated complaint was filed in 2017. The consolidated action was dismissed, but the plaintiffs have filed an amended complaint, except as to their federal claims.

Non-US FX Actions

In addition to the actions described above, legal proceedings have been brought or are threatened against Barclays in connection with manipulation of Foreign Exchange in the UK, a number of other jurisdictions in Europe, Israel and Australia and additional proceedings may be brought in the future.

Claimed amounts/Financial impact

Aside from the settlement described above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.

Metals investigations

Barclays Bank PLC has provided information to the DoJ, the CFTC and other authorities in connection with investigations into metals and metals-based financial instruments.

Claimed amounts/Financial impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.

Civil actions in respect of the gold and silver fix

A number of civil complaints, each on behalf of a proposed class of plaintiffs, have been consolidated and transferred to the SDNY. The complaints allege that Barclays Bank PLC and other members of The London Gold Market Fixing Ltd. manipulated the prices of gold and gold derivative contracts in violation of the CEA, the Antitrust Act, and state antitrust and consumer protection laws.

Also, in the US, a proposed class of plaintiffs filed a complaint against a number of banks, including Barclays Bank PLC, BCI and Barclays Capital Services Ltd., alleging manipulation of the price of silver in violation of the CEA and antitrust laws. The court has dismissed this action as against the Barclays entities.

Civil actions have also been filed in Canadian courts against Barclays PLC, Barclays Bank PLC, Barclays Capital Canada Inc. and BCI on behalf of proposed classes of plaintiffs alleging manipulation of gold and silver prices in violation of Canadian law.

Claimed amounts/Financial impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.

US residential mortgage related litigation

There are various pending civil actions relating to US Residential Mortgage-Backed Securities (RMBS). Barclays was the sole provider of various loan-level representations and warranties (R&Ws) with respect to approximately $5bn of Barclays sponsored securitisations. In addition, an entity that Barclays acquired in 2007 (Acquired Subsidiary) provided R&Ws on $19.4bn of loans it sold to third parties. There are no stated expiration provisions applicable to most R&Ws made by Barclays or the Acquired Subsidiary. Under certain circumstances, Barclays and/or the Acquired Subsidiary may be required to repurchase the related loans or make other payments related to such loans if the R&Ws are breached.

The unresolved repurchase requests received on or before 30 June 2019 associated with R&Ws made by Barclays or the Acquired Subsidiary had an original unpaid principal balance of approximately $2.1bn at the time of such sale.

The unresolved repurchase requests described above relate to civil actions that have been commenced by the trustees for certain RMBS securitisations in which the trustees allege that Barclays and/or the Acquired Subsidiary must repurchase loans that violated the operative R&Ws. Such trustees making repurchase requests have also alleged that the operative R&Ws may have been violated with respect to a greater (but unspecified) amount of loans than the amount of loans previously stated in specific repurchase requests made by such trustees. These civil actions are ongoing. An intermediate appellate court has found that claims related to certain R&Ws are time-barred. This decision is being appealed.

Claimed amounts/Financial impact

It is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.

Alternative trading systems

In 2014, the New York State Attorney General (NYAG) filed a complaint (NYAG Complaint) against Barclays PLC and BCI in the Supreme Court of the State of New York alleging, amongst other things, that Barclays PLC and BCI engaged in fraud and deceptive practices in connection with LX, Barclays’ SEC-registered alternative trading system (ATS). In February 2016, Barclays reached settlement agreements with the SEC and NYAG, which required Barclays to pay $35m to each. Following the filing of the NYAG Complaint, Barclays PLC and BCI were also named in a putative shareholder securities class action. The parties have agreed to a settlement of this action for $27m, which has received final court approval.

Claimed amounts/Financial impact

Aside from the settlements described above, there is no financial impact on Barclays’ operating results, cash flows or financial position.

Treasury auction securities civil actions and related matters

Various civil actions have been filed against Barclays Bank PLC, BCI and other financial institutions alleging violations of antitrust and other laws relating to the markets for US Treasury securities and Supranational, Sovereign and Agency securities. Certain governmental authorities are also conducting investigations relating to trading of certain government and agency securities in various markets.

Numerous putative class action complaints have been filed in US Federal Court against Barclays Bank PLC, BCI and other financial institutions that have served as primary dealers in US Treasury securities. Those actions have been consolidated and in 2017, plaintiffs in the putative class action filed a consolidated amended complaint in the US Federal Court in New York against the defendants as well as certain corporations that operate electronic trading platforms on which US Treasury securities are traded. The complaint purports to assert claims under US federal antitrust laws and state common law based on allegations that the defendants (i) conspired to manipulate the US Treasury securities market and/or (ii) conspired to prevent the creation of certain platforms by boycotting or threatening to boycott such trading platforms. The defendants have filed a motion to dismiss.

In addition, certain plaintiffs have filed a related, direct action against BCI and certain other financial institutions that have served as primary dealers in US Treasury securities. This complaint alleges that defendants conspired to fix and manipulate the US Treasury securities market in violation of US federal antitrust laws, the CEA and state common law.

Barclays PLC, Barclays Bank PLC, BCI, Barclays Execution Services Limited (formerly Barclays Services Limited), Barclays Capital Securities Limited and certain other financial institutions have been named as defendants in a civil antitrust complaint that alleges that the defendants engaged in a conspiracy to fix prices and restrain competition in the market for US dollar-denominated Supranational, Sovereign and Agency bonds (SSA Bonds) from 2009 through 2015. The defendants have moved to dismiss the action. In February 2019, indirect purchasers of SSA Bonds filed a separate but related complaint making similar allegations.

Certain governmental authorities are conducting investigations into activities relating to the trading of certain government and agency securities in various markets and Barclays has been providing information to various authorities on an ongoing basis.

Claimed amounts/Financial impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.

US Government Sponsored Entities Bond Civil Class Action

In a putative consolidated class action filed in the SDNY in 2019, plaintiffs allege that BCI and certain other bond dealers conspired to fix the prices of government sponsored entity bonds in violation of US antitrust law from January 2009 through January 2016.

Claimed amounts/Financial impact

It is not currently practicable to provide an estimate of the financial impact of the matter described on Barclays or what effect it might have upon Barclays’ operating results, cash flows or financial position in any particular period.

Mexican Government Bond civil action

In 2018, a putative consolidated class action against various financial institutions including Barclays PLC, Barclays Bank PLC, BCI, Barclays Capital Securities Limited, Barclays Bank Mexico, S.A., Grupo Financiero Barclays Mexico, S.A. de C.V. and Banco Barclays S.A. was consolidated in the US District Court in the SDNY. The plaintiffs assert antitrust and state law claims arising out of an alleged conspiracy to fix the prices of Mexican Government Bonds from 2006 through mid-2017. Defendants have moved to dismiss the consolidated action.

Claimed amounts/Financial impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.

BDC Finance L.L.C.

In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the NY Supreme Court alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement (collectively, the Agreement) when it failed to transfer approximately $40m of alleged excess collateral in response to BDC’s 2008 demand (Demand).

BDC asserts that under the Agreement Barclays Bank PLC was not entitled to dispute the Demand before transferring the alleged excess collateral and that even if the Agreement entitled Barclays Bank PLC to dispute the Demand before making the transfer, Barclays Bank PLC failed to dispute the Demand. BDC demands damages totalling $298m plus attorneys’ fees, expenses, and pre-judgement interest. Following a trial on certain liability issues, the court ruled in December 2018 that Barclays Bank PLC was not a defaulting party. BDC has appealed that decision.

In 2011, BDC’s investment advisor, BDCM Fund Adviser, L.L.C. and its parent company, Black Diamond Capital Holdings, L.L.C. also sued Barclays Bank PLC and BCI in Connecticut State Court for unspecified damages allegedly resulting from Barclays Bank PLC’s conduct relating to the Agreement, asserting claims for violation of the Connecticut Unfair Trade Practices Act and tortious interference with business and prospective business relations. The Connecticut case is currently stayed.

Claimed amounts/Financial impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period. BDC has made claims against Barclays totalling $298m plus attorneys’ fees, expenses, and pre-judgement interest. This amount does not necessarily reflect Barclays’ potential financial exposure if a ruling were to be made against it.

Civil actions in respect of the US Anti-Terrorism Act

Civil complaints against Barclays Bank PLC and other banks allege engagement in a conspiracy and violation of the US Anti-Terrorism Act (ATA). These include various civil complaints filed in the US Federal Courts in the EDNY and SDNY by separate groups of plaintiffs (aggregating over 4,000) alleging that Barclays Bank PLC and a number of other banks engaged in a conspiracy and violated the ATA by facilitating US dollar denominated transactions for the Government of Iran and various Iranian banks, which in turn funded acts of terrorism that injured or killed the plaintiffs’ family members. The plaintiffs seek to recover for pain, suffering and mental anguish pursuant to the provisions of the ATA, which allows for the tripling of any proven damages and attorneys' fees. In respect of a motion by defendants to dismiss one of the complaints, in July 2018, a magistrate judge (to whom the court referred the motion) issued a recommendation that the motion be denied; the defendants objected to that recommendation; and the motion is pending before the court. In respect of another complaint, the defendants’ motion to dismiss was granted in March 2019, but the plaintiffs have moved to file an amended complaint.

Claimed amounts/Financial impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.

Interest rate swap and credit default swap US civil actions

Barclays PLC, Barclays Bank PLC, and BCI, together with other financial institutions that act as market makers for interest rate swaps (IRS) are named as defendants in several antitrust class actions which were consolidated in the SDNY in 2016. The complaints allege the defendants conspired to prevent the development of exchanges for IRS and demand unspecified money damages, treble damages and legal fees. Plaintiffs include certain swap execution facilities, as well as buy-side investors. The buy-side investors claim to represent a class that transacted in fixed-for-floating IRS with defendants in the US from 2008 to the present, including, for example, US retirement and pension funds, municipalities, university endowments, corporations, insurance companies and investment funds.

In 2017, a separate suit was filed in the US District Court in the SDNY against the same financial institution defendants in the IRS cases, including Barclays PLC, Barclays Bank PLC, and BCI, claiming that certain conduct alleged in the IRS cases also caused plaintiff to suffer harm with respect to the Credit Default Swaps market. The defendants have moved to dismiss this action. Separately, in June 2018, trueEX LLC filed an antitrust class action in the SDNY against eleven financial institutions that act as dealers in the IRS market, including Barclays Bank PLC and BCI, alleging that the defendants unlawfully conspired to block trueEX from successfully entering the market with its IRS trading platform. trueEX LLC also alleges that the defendants more generally boycotted other anonymous, all-to-all IRS trading platforms. In November 2018, the court dismissed certain claims for unjust enrichment and tortious interference, but denied a motion to dismiss the federal and state antitrust claims which remain pending.

Claimed amounts/Financial impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.

Portuguese Competition Authority investigation

The Portuguese Competition Authority is investigating whether competition law was infringed by the exchange of information about retail credit products amongst 15 banks in Portugal, including Barclays, over a period of 11 years with particular reference to mortgages, consumer lending and lending to small and medium enterprises. Barclays is cooperating with the investigation.

Claimed amounts/Financial impact

It is not currently practicable to provide an estimate of the financial impact of the matter described on Barclays or what effect it might have upon Barclays’ operating results, cash flows or financial position in any particular period.

Barclays PLC, Barclays Bank PLC and Barclays Bank UK PLC

Investigation into collections and recoveries relating to unsecured lending

In February 2018, the FCA commenced an enforcement investigation in relation to whether or not Barclays implemented effective systems and controls with respect to collections and recoveries and whether or not it paid due consideration to the interests of customers in default and arrears.

Claimed amounts/Financial impact

It is not currently practicable to provide an estimate of the financial impact of the investigation on Barclays or what effect that it might have upon Barclays’ operating results, cash flows or financial position in any particular period.

HM Revenue & Customs (HMRC) assessments concerning UK Value Added Tax

In 2018, HMRC issued notices that have the effect of removing certain overseas subsidiaries that have operations in the UK from Barclays’ UK VAT group, in which group supplies between members are generally free from VAT. The notices have retrospective effect and correspond to assessments of £181m (inclusive of interest), of which Barclays would expect to attribute an amount of approximately £128m to Barclays Bank UK PLC and £53m to Barclays Bank PLC. Barclays has appealed HMRC’s decision to the First Tier Tribunal (Tax Chamber).

Claimed amounts/Financial impact

The total amount of the HMRC assessments is approximately £181m, inclusive of interest.

Local authority civil actions concerning LIBOR

Following settlement by Barclays Bank PLC of various governmental investigations concerning certain benchmark interest rate submissions referred to above in ‘Investigations into LIBOR and other benchmarks’, in the UK, certain local authorities have brought claims against Barclays asserting that they entered into loans in reliance on misrepresentations made by Barclays in respect of its conduct in relation to LIBOR.

Claimed amounts/Financial impact

It is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.

General

Barclays is engaged in various other legal, competition and regulatory matters in the UK, the US and a number of other overseas jurisdictions. It is subject to legal proceedings brought by and against Barclays which arise in the ordinary course of business from time to time, including (but not limited to) disputes in relation to contracts, securities, debt collection, consumer credit, fraud, trusts, client assets, competition, data management and protection, money laundering, financial crime, employment, environmental and other statutory and common law issues.

Barclays is also subject to enquiries and examinations, requests for information, audits, investigations and legal and other proceedings by regulators, governmental and other public bodies in connection with (but not limited to) consumer protection measures, compliance with legislation and regulation, wholesale trading activity and other areas of banking and business activities in which Barclays is or has been engaged. Barclays is cooperating with the relevant authorities and keeping all relevant agencies briefed as appropriate in relation to these matters and others described in this note on an ongoing basis.

At the present time, Barclays does not expect the ultimate resolution of any of these other matters to have a material adverse effect on its financial position. However, in light of the uncertainties involved in such matters and the matters specifically described in this note, there can be no assurance that the outcome of a particular matter or matters (including formerly active matters or those matters arising after the date of this note) will not be material to Barclays’ results, operations or cash flow for a particular period, depending on, amongst other things, the amount of the loss resulting from the matter(s) and the amount of profit otherwise reported for the reporting period.